GROUP STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions	Share capital	Share premium	Capital redemption reserve	Treasury shares	Other reserves [1]	Retained earnings	Total
Balance at beginning of period at Dec. 31, 2019	$ 177	$ 610	$ 18	$ (189)	$ (324)	$ 4,849	$ 5,141
Attributable profit for the year						448	448
Other comprehensive (expense)/income					(5)	6	1
Equity dividends declared and paid						(328)	(328)
Share-based payments recognised						26	26
Taxation on share-based payments						(4)	(4)
Purchase of own shares				(16)			(16)
Cost of shares transferred to beneficiaries				37		(28)	9
Cancellation of treasury shares				11		(11)
Issue of ordinary share capital		2					2
Balance at end of period at Dec. 31, 2020	177	612	18	(157)	(329)	4,958	5,279
Attributable profit for the year						524	524
Other comprehensive (expense)/income					(17)	57	40
Equity dividends declared and paid						(329)	(329)
Share-based payments recognised						41	41
Taxation on share-based payments						(1)	(1)
Cost of shares transferred to beneficiaries				37		(25)	12
Issue of ordinary share capital		2					2
Balance at end of period at Dec. 31, 2021	177	614	18	(120)	(346)	5,225	5,568
Attributable profit for the year						223	223
Other comprehensive (expense)/income					(113)	23	(90)
Equity dividends declared and paid						(327)	(327)
Share-based payments recognised						40	40
Taxation on share-based payments						(3)	(3)
Purchase of own shares				(158)			(158)
Cost of shares transferred to beneficiaries				31		(26)	5
Cancellation of treasury shares	(2)		2	129		(129)
Issue of ordinary share capital		1					1
Balance at end of period at Dec. 31, 2022	$ 175	$ 615	$ 20	$ (118)	$ (459)	$ 5,026	$ 5,259

[1]	Attributable to equity holders of the Company and wholly derived from continuing operations.